Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of long-term debt
	2020	2019
Secured convertible promissory note – Ecoark Holdings (a)	$-	$-
Credit facility – Trend Discovery SPV 1, LLC (b)	-	1,350
Senior secured bridge loan – Banner Midstream (c)	2,222	-
Note payable – LAH 1 (d)	110	-
Note payable – LAH 2 (e)	77	-
Note payable – Banner Midstream 1 (f)	303	-
Note payable – Banner Midstream 2 (g)	397	-
Note payable – Banner Midstream 3 (h)	500	-
Merchant Cash Advance (MCA) loan – Banner Midstream 1 (i)	361	-
MCA loan – Banner Midstream 2 (j)	175	-
MCA loan – Banner Midstream 3 (k)	28	-
Note payable – Banner Midstream – Alliance Bank (l)	1,239	-
Commercial loan – Pinnacle Frac – Firstar Bank (m)	952	-
Auto loan 1 – Pinnacle Vac – Firstar Bank (n)	40	-
Auto loan 2 – Pinnacle Frac – Firstar Bank (o)	52	-
Auto loan 3 – Pinnacle Vac – Ally Bank (p)	42	-
Auto loan 4 – Pinnacle Vac – Ally Bank (q)	47	-
Auto loan 5 – Pinnacle Vac – Ally Bank (r)	44	-
Auto loan 6 – Capstone – Ally Bank (s)	97	-
Tractor loan 7 – Capstone – Tab Bank (t)	235	-
Equipment loan – Shamrock – Workover Rig (u)	50	-
Total long-term debt	6,971	1,350
Less: debt discount	(149)	-
Less: current portion	(6,401)	(1,350)
Long-term debt, net of current portion	$421	$-

Schedule of maturities net of discount
2021	$6,401
2022	182
2023	126
2024	93
2025	20
$6,822